Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements
Accounts receivable trade, allowance	$ 26,119	$ 28,156
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	57,830,149	55,965,443
Common shares, shares outstanding (in shares)	57,830,149	55,965,443
Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 3,007	$ 3,852
Advances to suppliers, allowance for doubtful	$ 5,225	$ 5,225
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	57,830,149	55,965,443
Common shares, shares outstanding (in shares)	57,830,149	55,965,443